Pensions and Other Benefit Plans (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended
Jan. 01, 2012
Amounts expected to be recognized in net periodic benefit cost
Amortization of net transition obligation	$ 1
Amortization of net actuarial losses	553
Amortization of prior service cost	$ 4